Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ 11,743	$ 130,086
Non-cash items:
Unrealized loss (gain) on non-designated derivative instruments (note 10)	42,784	(12,050)
Depreciation and amortization	46,480	46,778
Loss on sale of vessels	27,439	0
Unrealized foreign currency exchange loss (gain) and other (notes 7 and 10)	4,888	(21,526)
Equity income, net of dividends received of $4,191 (2015 – $45,000)	(34,874)	(2,060)
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	914	0
Change in operating assets and liabilities	(14,590)	(20,767)
Expenditures for dry docking	(2,356)	(1,424)
Net operating cash flow	82,428	119,037
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	131,645	233,175
Debt issuance costs	(420)	(1,796)
Scheduled repayments of long-term debt	(108,842)	(66,600)
Prepayments of long-term debt	(157,239)	(90,000)
Scheduled repayments of capital lease obligations	(9,319)	(2,196)
Decrease (increase) in restricted cash	2,284	(9,930)
Proceeds from equity offerings, net of offering costs	0	16,166
Cash distributions paid	(22,732)	(127,239)
Dividends paid to non-controlling interest	(150)	0
Net financing cash flow	(164,773)	(48,420)
INVESTING ACTIVITIES
Capital contributions to equity accounted joint ventures	(20,167)	(3,235)
Loan repayments from equity accounted joint ventures	0	13,987
Receipts from direct financing leases	12,979	9,063
Proceeds from sale of vessels	94,311	0
Proceeds from sale-leaseback	179,434	0
Expenditures for vessels and equipment	(159,195)	(143,080)
Net investing cash flow	107,362	(123,265)
Increase (decrease) in cash and cash equivalents	25,017	(52,648)
Cash and cash equivalents, beginning of the period	102,481	159,639
Cash and cash equivalents, end of the period	$ 127,498	$ 106,991